Prepaid and Other Current Assets - Schedule of Prepaid and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 17,906	$ 14,787	$ 2,628
Government grant receivables	3,635	2,563	5,870
Other current assets	4,766	2,104	914
Total prepaids and other current assets	$ 26,307	$ 19,454	$ 9,412